Distribution Date:	02/11/22	Citigroup Commercial Mortgage Trust 2016-GC36
Determination Date:	02/07/22
Next Distribution Date:	03/11/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-GC36

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Richard Simpson	(212) 816-5343
Certificate Interest Reconciliation Detail	4		390 Greenwich Street | New York, NY 10013 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Diane Haislip	(913) 317-4372
Exchangeable Certificate Factor Detail	6
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Additional Information	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	8		Barry Davis		Barry.Davis@greyco.com
Bond / Collateral Reconciliation - Balances	9		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	15-16
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	17-18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
		Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	26	Representative
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	17324TAA7	1.613000%	42,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	17324TAB5	2.292000%	22,079,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	17324TAC3	3.524000%	33,518,000.00	26,539,186.82	0.00	77,936.75	0.00	0.00	77,936.75	26,539,186.82	32.45%	30.00%
A-4	17324TAD1	3.349000%	225,000,000.00	225,000,000.00	0.00	627,937.50	0.00	0.00	627,937.50	225,000,000.00	32.45%	30.00%
A-5	17324TAE9	3.616000%	415,175,000.00	415,175,000.00	0.00	1,251,060.67	0.00	0.00	1,251,060.67	415,175,000.00	32.45%	30.00%
A-AB	17324TAF6	3.368000%	70,409,000.00	56,371,704.65	1,156,825.28	158,216.58	0.00	0.00	1,315,041.86	55,214,879.37	32.45%	30.00%
A-S	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00	27.58%	25.50%
B	17324TAK5	4.749755%	75,136,000.00	75,136,000.00	0.00	297,397.99	0.00	0.00	297,397.99	75,136,000.00	20.55%	19.00%
C	17324TAM1	4.749755%	54,907,000.00	54,907,000.00	0.00	217,328.99	0.00	0.00	217,328.99	54,907,000.00	15.41%	14.25%
D	17324TAN9	2.850000%	65,021,000.00	65,021,000.00	0.00	154,424.88	0.00	0.00	154,424.88	65,021,000.00	9.33%	8.63%
E	17324TAQ2	4.749755%	28,898,000.00	28,898,000.00	0.00	114,382.01	0.00	0.00	114,382.01	28,898,000.00	6.62%	6.13%
F	17324TAS8	4.749755%	11,560,000.00	11,560,000.00	0.00	45,755.97	0.00	0.00	45,755.97	11,560,000.00	5.54%	5.13%
G*	17324TAU3	4.749755%	15,894,000.00	15,894,000.00	0.00	62,910.50	0.00	0.00	62,910.50	15,894,000.00	4.06%	3.75%
H	17324TAW9	4.749755%	43,347,829.00	43,347,829.00	0.00	425,655.49	0.00	0.00	425,655.49	43,347,829.00	0.00%	0.00%
R	17324TBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,155,934,830.00	1,069,866,720.47	1,156,825.28	3,599,851.86	0.00	0.00	4,756,677.14	1,068,709,895.19

Notional Certificates
X-A	17324TAG4	1.216811%	861,171,000.00	775,102,891.47	0.00	785,961.29	0.00	0.00	785,961.29	773,946,066.19
X-D	17324TAY5	1.899755%	65,021,000.00	65,021,000.00	0.00	102,936.64	0.00	0.00	102,936.64	65,021,000.00
Notional SubTotal			926,192,000.00	840,123,891.47	0.00	888,897.93	0.00	0.00	888,897.93	838,967,066.19

Deal Distribution Total					1,156,825.28	4,488,749.79	0.00	0.00	5,645,575.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	17324TAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	17324TAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	17324TAC3	791.78909302	0.00000000	2.32522078	0.00000000	0.00000000	0.00000000	0.00000000	2.32522078	791.78909302
A-4	17324TAD1	1,000.00000000	0.00000000	2.79083333	0.00000000	0.00000000	0.00000000	0.00000000	2.79083333	1,000.00000000
A-5	17324TAE9	1,000.00000000	0.00000000	3.01333334	0.00000000	0.00000000	0.00000000	0.00000000	3.01333334	1,000.00000000
A-AB	17324TAF6	800.63208752	16.43007684	2.24710733	0.00000000	0.00000000	0.00000000	0.00000000	18.67718417	784.20201068
A-S	17324TAJ8	1,000.00000000	0.00000000	3.20750005	0.00000000	0.00000000	0.00000000	0.00000000	3.20750005	1,000.00000000
B	17324TAK5	1,000.00000000	0.00000000	3.95812913	0.00000000	0.00000000	0.00000000	0.00000000	3.95812913	1,000.00000000
C	17324TAM1	1,000.00000000	0.00000000	3.95812902	0.00000000	0.00000000	0.00000000	0.00000000	3.95812902	1,000.00000000
D	17324TAN9	1,000.00000000	0.00000000	2.37500008	0.00000000	0.00000000	0.00000000	0.00000000	2.37500008	1,000.00000000
E	17324TAQ2	1,000.00000000	0.00000000	3.95812894	0.00000000	0.00000000	0.00000000	0.00000000	3.95812894	1,000.00000000
F	17324TAS8	1,000.00000000	0.00000000	3.95812889	0.00000000	0.00000000	0.00000000	0.00000000	3.95812889	1,000.00000000
G	17324TAU3	1,000.00000000	0.00000000	3.95812885	0.00000000	0.00000000	0.00000000	0.00000000	3.95812885	1,000.00000000
H	17324TAW9	1,000.00000000	0.00000000	9.81953421	(5.86140496)	14.01004419	0.00000000	0.00000000	9.81953421	1,000.00000000
R	17324TBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	17324TAG4	900.05688936	0.00000000	0.91266577	0.00000000	0.00000000	0.00000000	0.00000000	0.91266577	898.71357279
X-D	17324TAY5	1,000.00000000	0.00000000	1.58312914	0.00000000	0.00000000	0.00000000	0.00000000	1.58312914	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/22 - 01/30/22	30	0.00	77,936.75	0.00	77,936.75	0.00	0.00	0.00	77,936.75	0.00
A-4	01/01/22 - 01/30/22	30	0.00	627,937.50	0.00	627,937.50	0.00	0.00	0.00	627,937.50	0.00
A-5	01/01/22 - 01/30/22	30	0.00	1,251,060.67	0.00	1,251,060.67	0.00	0.00	0.00	1,251,060.67	0.00
A-AB	01/01/22 - 01/30/22	30	0.00	158,216.58	0.00	158,216.58	0.00	0.00	0.00	158,216.58	0.00
X-A	01/01/22 - 01/30/22	30	0.00	785,961.29	0.00	785,961.29	0.00	0.00	0.00	785,961.29	0.00
A-S	01/01/22 - 01/30/22	30	0.00	166,844.53	0.00	166,844.53	0.00	0.00	0.00	166,844.53	0.00
B	01/01/22 - 01/30/22	30	0.00	297,397.99	0.00	297,397.99	0.00	0.00	0.00	297,397.99	0.00
C	01/01/22 - 01/30/22	30	0.00	217,328.99	0.00	217,328.99	0.00	0.00	0.00	217,328.99	0.00
D	01/01/22 - 01/30/22	30	0.00	154,424.88	0.00	154,424.88	0.00	0.00	0.00	154,424.88	0.00
X-D	01/01/22 - 01/30/22	30	0.00	102,936.64	0.00	102,936.64	0.00	0.00	0.00	102,936.64	0.00
E	01/01/22 - 01/30/22	30	0.00	114,382.01	0.00	114,382.01	0.00	0.00	0.00	114,382.01	0.00
F	01/01/22 - 01/30/22	30	0.00	45,755.97	0.00	45,755.97	0.00	0.00	0.00	45,755.97	0.00
G	01/01/22 - 01/30/22	30	0.00	62,910.50	0.00	62,910.50	0.00	0.00	0.00	62,910.50	0.00
H	01/01/22 - 01/30/22	30	857,988.15	171,576.30	0.00	171,576.30	(254,079.18)	0.00	0.00	425,655.49	607,305.00
Totals			857,988.15	4,234,670.60	0.00	4,234,670.60	(254,079.18)	0.00	0.00	4,488,749.79	607,305.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00
A-S (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	17324TAK5	4.749755%	75,136,000.00	75,136,000.00	0.00	297,397.99	0.00	0.00	297,397.99	75,136,000.00
B (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	17324TAM1	4.749755%	54,907,000.00	54,907,000.00	0.00	217,328.99	0.00	0.00	217,328.99	54,907,000.00
C (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,060,000.00	182,060,000.00	0.00	681,571.51	0.00	0.00	681,571.51	182,060,000.00

Exchangeable Certificate Details
EC	17324TAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
EC	17324TAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	5,645,575.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,395,310.96	Master Servicing Fee	12,260.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,580.63
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	460.64
ARD Interest	0.00	Operating Advisor Fee	1,335.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	636.60
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,395,310.96	Total Fees	19,484.65

Principal		Expenses/Reimbursements
Scheduled Principal	1,156,825.29	Reimbursement for Interest on Advances	3,498.52
Unscheduled Principal Collections		ASER Amount	(278,460.18)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,372.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	510.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,156,825.29	Total Expenses/Reimbursements	(254,079.18)

		Interest Reserve Deposit	141,155.69

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,488,749.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,156,825.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,645,575.07
Total Funds Collected	5,552,136.25	Total Funds Distributed	5,552,136.23

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,069,866,720.87	1,069,866,720.87	Beginning Certificate Balance	1,069,866,720.47
(-) Scheduled Principal Collections	1,156,825.29	1,156,825.29	(-) Principal Distributions	1,156,825.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,068,709,895.59	1,068,709,895.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,070,538,389.94	1,070,538,389.94	Ending Certificate Balance	1,068,709,895.19
Ending Actual Collateral Balance	1,068,923,097.23	1,068,923,097.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	48,245,615.75	4.51%	46	4.8781	NAP	Defeased	6	48,245,615.75	4.51%	46	4.8781	NAP
4,999,999 or less	10	35,928,588.78	3.36%	46	4.8962	2.387942	1.29 or less	17	424,247,079.56	39.70%	43	4.8692	0.415160
5,000,000 to 14,999,999	24	207,868,251.27	19.45%	46	4.8135	1.322028	1.30 to 1.49	7	180,026,537.65	16.85%	47	4.6538	1.397148
15,000,000 to 24,999,999	6	122,842,749.87	11.49%	46	4.8373	1.489947	1.50 to 1.69	6	117,532,383.31	11.00%	46	4.6626	1.602545
25,000,000 to 29,999,999	1	28,128,135.18	2.63%	47	4.9260	1.060000	1.70 to 1.89	7	51,787,788.30	4.85%	47	4.8190	1.786473
30,000,000 to 34,999,999	2	64,321,078.28	6.02%	26	4.6471	0.492110	1.90 to 2.09	4	91,207,384.73	8.53%	47	4.4862	2.020305
35,000,000 to 49,999,999	3	141,541,956.48	13.24%	46	4.5038	0.934628	2.1 or greater	7	27,981,272.03	2.62%	46	4.7275	2.817695
50,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	1,068,709,895.59	100.00%	45	4.7708	1.155542
55,000,000 or greater	4	419,833,519.98	39.28%	47	4.8058	1.014128
Totals	56	1,068,709,895.59	100.00%	45	4.7708	1.155542
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	48,245,615.75	4.51%	46	4.8781	NAP
							Defeased	30	48,245,615.75	4.51%	46	4.8781	NAP
Arizona	3	53,408,705.33	5.00%	47	4.9355	1.674974
							Industrial	1	5,060,909.03	0.47%	46	5.0520	1.720000
Arkansas	1	5,541,345.88	0.52%	45	4.9700	1.160000
							Lodging	8	120,124,678.86	11.24%	35	4.7259	(0.235934)
California	7	70,599,730.11	6.61%	46	4.8254	1.657277
							Mixed Use	2	145,355,729.80	13.60%	47	5.1593	0.540375
Colorado	1	110,000,000.00	10.29%	47	4.5000	1.400000
							Multi-Family	2	8,041,345.88	0.75%	45	4.9358	1.722717
Delaware	2	16,420,805.29	1.54%	46	4.6515	1.009574
							Office	18	300,960,025.12	28.16%	47	4.8948	1.517353
Florida	2	16,093,990.83	1.51%	45	4.9741	0.860000
							Other	2	118,318,624.29	11.07%	47	4.5267	1.384532
Georgia	2	5,979,570.40	0.56%	45	4.6591	1.431197
							Retail	29	283,696,765.24	26.55%	46	4.5559	1.332704
Illinois	1	5,448,743.46	0.51%	47	5.1200	1.290000
							Self Storage	9	38,906,201.62	3.64%	47	4.6050	2.360283
Indiana	2	100,055,927.96	9.36%	45	4.3093	1.235645
							Totals	101	1,068,709,895.59	100.00%	45	4.7708	1.155542
Maryland	2	11,097,596.92	1.04%	45	4.3442	1.563799

Massachusetts	2	60,969,738.65	5.70%	45	4.4526	(0.457949)

Michigan	6	43,323,477.48	4.05%	46	4.8904	1.584480

Mississippi	2	2,234,531.70	0.21%	47	4.9692	2.115737

New Jersey	1	28,128,135.18	2.63%	47	4.9260	1.060000

New York	3	168,318,624.29	15.75%	47	4.6912	1.639248

North Carolina	2	5,558,884.79	0.52%	46	4.6810	1.673484

Ohio	9	32,196,650.37	3.01%	47	4.9388	1.834676

Pennsylvania	7	81,494,895.82	7.63%	31	4.8500	0.770004

South Carolina	4	24,116,555.95	2.26%	46	4.6260	1.695070

Tennessee	2	6,091,559.87	0.57%	47	5.1687	2.015847

Texas	7	161,898,988.89	15.15%	47	5.2085	0.345390

Utah	1	5,060,909.03	0.47%	46	5.0520	1.720000

Virginia	2	6,424,911.63	0.60%	46	4.6896	1.429082

Totals	101	1,068,709,895.59	100.00%	45	4.7708	1.155542

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	48,245,615.75	4.51%	46	4.8781	NAP	Defeased	6	48,245,615.75	4.51%	46	4.8781	NAP
	4.249% or less	3	83,101,151.10	7.78%	46	4.2227	1.876025	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	5	167,072,385.67	15.63%	45	4.3244	0.738161	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	10	197,339,096.37	18.47%	46	4.5575	1.535544	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.999%	21	389,087,449.23	36.41%	47	4.8982	1.402266	19 months or greater	50	1,020,464,279.84	95.49%	45	4.7658	1.139829
	5.000% to 5.249%	10	83,508,467.67	7.81%	32	5.0856	0.602998	Totals	56	1,068,709,895.59	100.00%	45	4.7708	1.155542
	5.250% or greater	1	100,355,729.80	9.39%	47	5.5800	(0.150000)
	Totals	56	1,068,709,895.59	100.00%	45	4.7708	1.155542
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	48,245,615.75	4.51%	46	4.8781	NAP	Defeased	6	48,245,615.75	4.51%	46	4.8781	NAP
	59 months or less	50	1,020,464,279.84	95.49%	45	4.7658	1.139829	Interest Only	7	320,550,000.00	29.99%	47	4.5737	1.619351
	60 to 82 months	0	0.00	0.00%	0	0.0000	0.000000	269 months or less	3	41,477,514.52	3.88%	16	5.0242	(0.156061)
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 to 300 months	40	658,436,765.32	61.61%	46	4.8430	0.988014
	Totals	56	1,068,709,895.59	100.00%	45	4.7708	1.155542	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,068,709,895.59	100.00%	45	4.7708	1.155542
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	48,245,615.75	4.51%	46	4.8781	NAP				None
Underwriter's Information		1	11,654,599.15	1.09%	47	4.8300	1.330887
	12 months or less	39	806,312,593.40	75.45%	45	4.8373	1.091454
	13 to 24 months	9	108,019,297.11	10.11%	45	4.6573	1.418940
	25 months or greater	1	94,477,790.18	8.84%	45	4.2715	1.210000
	Totals	56	1,068,709,895.59	100.00%	45	4.7708	1.155542
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	10103722	1	OF	New York	NY	Actual/360	4.862%	481,426.51	0.00	0.00	N/A	01/06/26	--	115,000,000.00	115,000,000.00	02/06/22
2	10104407	1	98	Denver	CO	Actual/360	4.500%	426,250.00	0.00	0.00	N/A	01/06/26	--	110,000,000.00	110,000,000.00	02/06/22
3	10104408	1	MU	Austin	TX	Actual/360	5.580%	482,916.50	147,183.81	0.00	N/A	01/06/26	--	100,502,913.60	100,355,729.80	02/06/22
4	10104409	1	RT	Fort Wayne	IN	Actual/360	4.271%	348,081.68	154,981.69	0.00	N/A	11/06/25	--	94,632,771.87	94,477,790.18	01/04/22
5	10104410	1	LO	Boston	MA	Actual/360	4.358%	183,665.26	90,390.42	0.00	N/A	11/06/25	--	48,941,875.06	48,851,484.64	02/04/22
6	10104411	1	OF	Chandler	AZ	Actual/360	4.920%	202,318.31	63,653.21	0.00	N/A	01/06/26	--	47,754,125.05	47,690,471.84	02/06/22
7	10104412	1	MU	New York	NY	Actual/360	4.221%	163,563.75	0.00	0.00	N/A	01/06/26	--	45,000,000.00	45,000,000.00	02/06/22
8	10104413	1	LO	King of Prussia	PA	Actual/360	5.020%	148,686.91	75,071.84	0.00	N/A	12/06/22	--	34,396,150.12	34,321,078.28	02/06/22
9	10104414	1	RT	Manahawkin	NJ	Actual/360	4.926%	119,512.39	46,567.76	0.00	N/A	01/06/26	--	28,174,702.94	28,128,135.18	02/06/22
10	10104415	1	RT	Lubbock	TX	Actual/360	4.221%	109,029.58	0.00	0.00	N/A	11/06/25	--	30,000,000.00	30,000,000.00	02/06/22
11	10104416	1	OF	Various	Various	Actual/360	4.906%	106,191.19	39,244.89	0.00	N/A	11/06/25	--	25,136,322.93	25,097,078.04	02/06/22
12	10104417	1	OF	Pittsburgh	PA	Actual/360	4.990%	100,846.17	38,568.59	0.00	N/A	12/06/25	--	23,469,275.28	23,430,706.69	01/06/22
13	10104418	1	OF	Ann Arbor	MI	Actual/360	4.886%	100,296.44	32,172.59	0.00	N/A	12/06/25	--	23,838,166.98	23,805,994.39	02/06/22
14	10104419	1	OF	Various	OH	Actual/360	4.980%	92,632.40	30,555.59	0.00	N/A	01/06/26	--	21,601,026.73	21,570,471.14	02/06/22
16	10104421	1	RT	Various	Various	Actual/360	4.626%	77,882.26	25,986.01	0.00	N/A	12/05/25	--	19,551,213.63	19,525,227.62	02/06/22
17	10104422	1	RT	Various	Various	Actual/360	4.626%	76,340.04	25,471.43	0.00	N/A	12/05/25	--	19,164,060.95	19,138,589.52	02/06/22
18	10104423	1	RT	Lancaster	CA	Actual/360	4.860%	64,439.21	25,899.77	0.00	N/A	12/06/25	--	15,397,660.28	15,371,760.51	02/06/22
19	10104424	1	OF	Los Angeles	CA	Actual/360	4.593%	55,371.17	0.00	0.00	N/A	11/06/25	--	14,000,000.00	14,000,000.00	02/06/22
20	10104425	1	LO	Andover	MA	Actual/360	4.834%	50,528.97	20,512.72	0.00	N/A	12/05/25	--	12,138,766.73	12,118,254.01	02/06/22
21	10104426	1	OF	Los Angeles	CA	Actual/360	4.860%	53,140.71	16,066.35	0.00	N/A	12/06/25	--	12,697,900.61	12,681,834.26	02/06/22
22	10104427	1	LO	Orlando	FL	Actual/360	4.900%	49,257.82	19,736.65	0.00	N/A	10/06/25	--	11,674,004.90	11,654,268.25	02/06/22
23	10104428	1	RT	Seaford	DE	Actual/360	4.659%	51,011.99	15,703.80	0.00	N/A	12/06/25	--	12,715,116.70	12,699,412.90	02/06/22
24	10104429	1	OF	Los Angeles	CA	Actual/360	4.954%	52,402.10	15,150.65	0.00	N/A	01/06/26	--	12,283,822.22	12,268,671.57	02/06/22
25	10104430	1	RT	Various	Various	Actual/360	4.830%	48,544.14	17,002.65	0.00	N/A	01/06/26	--	11,671,601.80	11,654,599.15	02/06/22
26	10104431	1	SS	Pittsburgh	PA	Actual/360	4.466%	40,966.44	15,556.28	0.00	N/A	01/06/26	--	10,652,469.87	10,636,913.59	02/06/22
27	10104432	1	RT	Richardson	TX	Actual/360	5.196%	37,487.91	11,354.35	0.00	N/A	01/06/26	--	8,379,240.57	8,367,886.22	02/06/22
28	10104433	1	LO	Abilene	TX	Actual/360	5.003%	37,445.98	13,569.49	0.00	N/A	02/06/26	--	8,691,916.40	8,678,346.91	02/06/22
29	10104434	1	OF	Shenandoah	TX	Actual/360	4.966%	35,553.37	13,643.23	0.00	N/A	01/06/26	--	8,314,093.37	8,300,450.14	02/06/22

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
30	10104435	1	OF	Dublin	OH	Actual/360	4.861%	36,009.35	11,542.94	0.00	N/A	02/06/26	--	8,602,613.85	8,591,070.91	02/06/22
31	10104436	1	RT	Frederick	MD	Actual/360	4.240%	29,627.01	13,366.52	0.00	N/A	11/06/25	--	8,114,517.62	8,101,151.10	02/06/22
32	10104437	1	98	Oceanside	NY	Actual/360	4.880%	34,997.66	9,746.08	0.00	N/A	01/06/26	--	8,328,370.37	8,318,624.29	02/06/22
33	10104438	1	OF	Auburn Hills	MI	Actual/360	5.194%	29,733.89	10,598.52	0.00	N/A	11/06/25	--	6,647,993.49	6,637,394.97	02/06/22
34	10104439	1	SS	Monroeville	PA	Actual/360	4.466%	26,335.57	10,000.46	0.00	N/A	01/06/26	--	6,848,016.46	6,838,016.00	02/06/22
35	10104440	1	OF	Encino	CA	Actual/360	4.954%	29,825.70	8,623.30	0.00	N/A	01/06/26	--	6,991,582.51	6,982,959.21	02/06/22
36	10104441	1	SS	Munhall	PA	Actual/360	4.466%	24,140.94	9,167.09	0.00	N/A	01/06/26	--	6,277,348.35	6,268,181.26	02/06/22
38	10104443	1	RT	Brownsville	TX	Actual/360	4.605%	24,602.59	7,712.83	0.00	N/A	01/06/26	--	6,204,288.65	6,196,575.82	02/06/22
39	10104444	1	RT	Indianapolis	IN	Actual/360	4.950%	23,810.69	7,948.62	0.00	N/A	01/06/26	--	5,586,086.40	5,578,137.78	02/06/22
40	10104445	1	MF	Trotwood	OH	Actual/360	4.840%	23,163.76	7,618.05	0.00	N/A	11/06/25	--	5,557,819.32	5,550,201.27	02/06/22
41	10104446	1	RT	Chicago Heights	IL	Actual/360	5.120%	24,056.00	7,506.40	0.00	N/A	01/06/26	--	5,456,249.86	5,448,743.46	02/06/22
42	10104447	1	MF	Bentonville	AR	Actual/360	4.970%	23,744.95	6,899.26	0.00	N/A	11/06/25	--	5,548,245.14	5,541,345.88	02/06/22
43	10104448	1	MH	Various	AZ	Actual/360	4.900%	21,609.81	8,455.86	0.00	N/A	02/06/26	--	5,121,482.87	5,113,027.01	02/06/22
44	10104449	1	SS	Forestville	CA	Actual/360	4.890%	22,113.39	7,043.16	0.00	N/A	01/06/26	--	5,251,547.72	5,244,504.56	02/06/22
45	10104450	1	IN	Draper	UT	Actual/360	5.052%	22,049.92	7,650.31	0.00	N/A	12/06/25	--	5,068,559.34	5,060,909.03	02/06/22
46	10104451	1	LO	Altamonte Springs	FL	Actual/360	5.040%	20,422.67	7,619.31	0.00	N/A	01/06/26	--	4,705,683.94	4,698,064.63	02/06/22
47	10104452	1	LO	Manchester	TN	Actual/360	5.200%	20,203.96	10,803.72	0.00	N/A	01/06/26	--	4,512,050.49	4,501,246.77	02/06/22
48	10104453	1	RT	Canton	GA	Actual/360	4.610%	18,470.33	7,191.78	0.00	N/A	10/06/25	--	4,652,802.04	4,645,610.26	02/06/22
49	10104454	1	IN	Franklin	KY	Actual/360	4.528%	18,883.18	6,153.08	0.00	N/A	12/05/25	--	4,842,944.39	4,836,791.31	02/06/22
50	10104455	1	RT	Santa Rosa Beach	FL	Actual/360	5.168%	19,791.15	7,074.73	0.00	N/A	12/06/25	--	4,446,797.31	4,439,722.58	02/06/22
51	10104456	1	RT	Union City	CA	Actual/360	4.694%	16,368.58	0.00	0.00	N/A	12/05/25	--	4,050,000.00	4,050,000.00	02/06/22
52	10104457	1	SS	Southfield	MI	Actual/360	4.670%	16,067.11	4,606.34	0.00	N/A	12/06/25	--	3,995,412.11	3,990,805.77	02/06/22
53	10104458	1	RT	Phoenix	AZ	Actual/360	5.224%	14,499.75	5,046.35	0.00	N/A	01/06/26	--	3,223,279.84	3,218,233.49	02/06/22
54	10104459	1	RT	Franklin	VA	Actual/360	4.780%	10,963.65	8,403.97	0.00	N/A	01/06/26	--	2,663,593.44	2,655,189.47	02/06/22
55	10104460	1	SS	Temple Hills	MD	Actual/360	4.990%	12,695.96	4,194.67	0.00	N/A	12/06/25	--	2,954,648.16	2,950,453.49	02/06/22
56	10104461	1	SS	Redford	MI	Actual/360	4.670%	12,452.01	3,569.91	0.00	N/A	12/06/25	--	3,096,444.39	3,092,874.48	02/06/22
57	10104462	1	SS	Various	Various	Actual/360	5.080%	12,419.68	4,238.26	0.00	N/A	01/06/26	--	2,839,144.22	2,834,905.96	02/06/22
58	10104463	1	MF	Tucson	AZ	Actual/360	4.860%	10,462.50	0.00	0.00	N/A	11/06/25	--	2,500,000.00	2,500,000.00	02/06/22
Totals								4,395,310.96	1,156,825.29	0.00				1,069,866,720.87	1,068,709,895.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	21,847,345.41	15,635,370.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	11,379,766.72	8,633,263.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	(6,839,735.14)	197,386.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	0.00	--	--	02/07/22	36,073,098.39	132,607.71	370,048.22	370,048.22	0.00	0.00
5	1	(8,665,557.00)	(4,415,111.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	7,568,488.00	5,063,252.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	9,515,541.00	5,805,539.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	(872,734.31)	(819,208.37)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	2,256,054.94	1,698,300.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	15,118,812.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	7,594,486.83	4,007,384.15	01/01/21	06/30/21	--	0.00	0.00	138,451.99	138,451.99	0.00	0.00
13	1	1,949,834.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	3,205,736.76	2,437,751.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,175,684.91	1,526,396.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	2,330,580.14	1,721,609.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,531,685.95	1,491,798.43	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	16,744,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	694,594.70	853,509.14	07/01/20	06/30/21	--	0.00	0.00	71,041.69	71,041.69	9,810.81	0.00
21	1	1,307,290.28	979,779.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,439,826.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	940,014.23	398,511.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,153,225.84	921,602.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,127,097.43	1,273,908.07	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	689,230.36	554,335.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	339,997.97	10/01/20	09/30/21	10/06/21	190,480.50	0.00	0.00	0.00	0.00	0.00
29	1	990,571.24	755,922.89	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent	Most Recent	Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	1,221,344.60	854,436.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	893,735.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	612,996.00	465,081.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	856,108.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	657,321.95	824,372.09	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	688,790.55	384,760.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	674,747.84	866,617.49	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	29,608.00	(4,604.00)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	700,456.72	688,616.73	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	5,914.41	0.00
40	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	759,387.52	457,141.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	461,828.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	724,552.95	743,321.94	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	662,770.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	321,787.71	718,718.38	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	553,784.69	371,689.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	583,722.98	438,089.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	451,076.66	621,909.01	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	550,197.47	488,608.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	432,815.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	407,182.33	319,481.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1	523,138.36	480,006.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	474,581.86	424,988.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	411,521.61	296,271.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		109,836,161.02	58,500,806.56				36,263,578.89	132,607.71	579,541.90	579,541.90	15,725.22	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.770824%	4.749678%	45
01/12/22	0	0.00	1	94,632,771.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.770905%	4.749756%	46
12/10/21	2	129,258,084.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.770985%	4.749833%	47
11/15/21	1	34,550,122.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771076%	4.749921%	48
10/13/21	2	46,825,627.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771155%	4.749997%	49
09/13/21	1	12,223,220.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771245%	4.750083%	50
08/12/21	3	55,780,813.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771323%	4.750159%	51
07/12/21	1	34,849,335.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771401%	4.750233%	52
06/11/21	0	0.00	2	47,211,830.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771488%	4.750317%	53
05/12/21	2	108,190,376.43	1	34,999,447.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771565%	4.750391%	54
04/12/21	0	0.00	1	96,046,883.85	2	47,402,526.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.771651%	4.750474%	55
03/12/21	0	0.00	0	0.00	3	143,690,113.90	0	0.00	0	0.00	1	8,816,233.51	0	0.00	0	0.00	4.771723%	4.750543%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10104409	01/04/22	0	B	370,048.22	370,048.22	2,602.00	94,632,771.87	07/17/20	98
12	10104417	01/06/22	0	B	138,451.99	138,451.99	0.00	23,469,275.28
Totals					508,500.21	508,500.21	2,602.00	118,102,047.15
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		34,321,078	34,321,078	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,034,388,817	1,034,388,817	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	1,068,709,896	1,068,709,896	0	0	0	0
Jan-22	1,069,866,721	975,233,949	0	94,632,772	0	0
Dec-21	1,071,018,740	941,760,655	129,258,084	0	0	0
Nov-21	1,072,257,900	1,037,707,777	34,550,123	0	0	0
Oct-21	1,073,391,868	1,026,566,241	46,825,627	0	0	0
Sep-21	1,074,621,479	1,062,398,259	12,223,221	0	0	0
Aug-21	1,075,745,621	1,019,964,808	55,780,814	0	0	0
Jul-21	1,076,865,092	1,042,015,756	34,849,336	0	0	0
Jun-21	1,078,080,731	1,030,868,900	0	47,211,830	0	0
May-21	1,079,190,495	936,000,671	108,190,376	34,999,447	0	0
Apr-21	1,080,396,778	936,947,367	0	96,046,884	47,402,527	0
Mar-21	1,081,483,937	937,793,823	0	0	143,690,114	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10104409	94,477,790.18	94,632,771.87	104,000,000.00	10/11/21	11,611,422.00	1.21000	12/31/19	11/06/25	287
Totals		94,477,790.18	94,632,771.87	104,000,000.00		11,611,422.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10104409	RT	IN	07/17/20	98

" 2/7/2022 Transfer as of 12/8/20. Borrower initially requested a transition of the Property back to the Noteholder which is being evaluated along with the potential for a possible loan modification instead. Although debt service is current, there are still both current and future capital needs that need addressing (i.e. capex, future TILCs, etc.) Loan is cash managed.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
8	10104413	1	35,522,108.61	5.02000%	35,522,108.61	5.02000%	10	10/16/20	10/16/20	09/06/20
20	10104425	1	0.00	4.83400%	0.00	4.83400%	10	10/09/20	10/09/20	10/09/20
28	10104433	1	0.00	5.00300%	8,909,547.09	5.00300%	9	11/06/20	11/06/20	01/11/21
Totals			35,522,108.61		44,431,655.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	20,372.33	0.00	0.00	(278,460.18)	0.00	0.00	3,330.74	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	510.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	140.51	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.92	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.35	0.00	0.00	0.00
Total	0.00	0.00	20,372.33	0.00	510.15	(278,460.18)	0.00	0.00	3,498.52	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total (254,079.18)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29